Acquisition - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Fair value of assets acquired and liabilities assumed:
Goodwill	$ 5,612	$ 5,363
iSheriff [Member]
Fair value of assets acquired and liabilities assumed:
Prepaid expenses	65
Accounts receivable	218
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,079
Deferred revenue	(796)
Accrued liabilities	(78)
Total fair value of assets acquired and liabilities assumed	$ 6,205